SHARE-BASED EMPLOYEE REMUNERATION	12 Months Ended
Dec. 31, 2017
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Abstract]
Disclosure of share-based payment arrangements [text block]
26.	SHARE-BASED EMPLOYEE REMUNERATION

(a) Employee option plan

At the annual meeting on December 27, 2010, the shareholders of the Company approved the 2010 Incentive Compensation Plan (“the 2010 Plan”), which was designed to retain directors and senior management. In accordance with the Plan, the Company granted an aggregate of 1,130,000 stock options to the Company’s then directors (Huang Jia Dong, Su Wei Feng, Su Pei Zhi, Paul K. Kelly, Cheng Yan Davis, Ding Wei Dong and William L. Stulginsky) and executives (Hen Man Edmund), upon the approval by the Board of Directors on January 27, 2011, the grant date. The exercise price of the share options granted was US$ 7.65 per share and the share options were valid for a period of 5 years from January 27, 2011 to January 27, 2016. Such options were fully exercisable as of December 31, 2015. Such options terminated on January 27, 2016.

Share options and weighted average exercise prices are as follows for the reporting periods presented:

		Weighted average
		exercise price
	Number of shares	US$
Outstanding at January 1, 2013	1,130,000	7.65
Granted	-	-
Forfeited	(20,000)	7.65
Exercised	-	-
Outstanding at December 31, 2013 and 2014	1,110,000	7.65
Exercisable at December 31, 2013	832,500	7.65
Exercisable at December 31, 2014	1,110,000	7.65
Exercisable at December 31, 2015	1,110,000	7.65
Exercisable at December 31, 2016	-	-
Exercisable at December 31, 2017	-	-

The total fair value of the share options granted under the 2010 Plan is RMB25,643,000. The fair values of options granted were determined using a variation of the Black-Scholes Option Pricing Model that takes into account factors specific to the share incentive plans, such as the vesting period. The following principal assumptions were used in the valuation:

Grant date		January 27, 2011
Vesting period ends		January 27, 2014
Share price at date of grant	US$	7.65
Exercise price at date of grant	US$	7.65
Volatility		65%
Option life		5 years
Dividend yield		0%
Risk-free interest rate		1.98%
Fair value at grant date	US$	3.52
Weighted average remaining contractual life		3.25 years

The underlying expected volatility was determined by reference to historical data of the Company’s shares over a period of time, adjusted for any expected changes to future volatility based on publicly available information. Expected dividends are based on historical dividends. Changes in the subjective input assumptions could materially affect the fair value estimate.

(b) Employee share scheme

The Board of Directors duly adopted and approved the 2017 Equity Compensation Plan (“the 2017 Plan”) on May 21, 2017. The purpose of the 2017 Plan was to attract and retain outstanding individuals as Employees, Directors and Consultants of the Company and its Subsidiaries, to recognize the contributions made to the Company and its Subsidiaries by Employees, Directors and Consultants, and to provide such Employees, Directors and Consultants with additional incentive to expand and improve the profits and achieve the objectives of the Company and its Subsidiaries, by providing such Employees, Directors and Consultants with the opportunity to acquire or increase their proprietary interest in the Company through receipt of Awards.

The Board, in its sole discretion, shall determine the Employees, Consultants and Directors to whom, and the time or times at which Awards will be granted, the form and amount of each Award, the expiration date of each Award, the time or times within which the Awards may be exercised, the cancellation of the Awards and the other limitations, restrictions, terms and conditions applicable to the grant of the Awards. To the extent permitted by applicable law, regulation, and rules of a stock exchange on which the Ordinary Shares are listed or traded, the Board may delegate its authority to grant Awards to Employees or Consultants and to determine the terms and conditions thereof to its standing committee, e.g., Compensation Committee, as it may determine in its discretion, on such terms and conditions as it may impose.

The total number of shares that may be issued under the 2017 Plan was 280,000. Such shares may be either be authorized but unissued shares or treasury shares. In the event of any reorganization, recapitalization, share split, distribution, merger, consolidation, split-up, spin-off, combination, subdivision, consolidation or exchange of shares, any change in the capital structure of the Company or any similar corporate transaction, the Board shall make such adjustments as it deems appropriate, in its sole discretion, to preserve the benefits or intended benefits of the 2017 Plan and Awards granted under the 2017 Plan.

The number of shares issued to Employees, Directors and Consultants is the offer amount divided by the Fair Market Value, meaning (i) if the principal trading market for the Ordinary Shares is the NASDAQ Capital Market or another national securities exchange, the “closing transaction” price at which shares of Ordinary Shares are traded on such securities exchange on the relevant date or (if there were no trades on that date) the latest preceding date upon which a sale was reported, (ii) if the Ordinary Shares is not principally traded on a national securities exchange, but is quoted on the NASD OTC Bulletin Board (“OTCBB”) or the Pink Sheets, the last reported “closing transaction” price of Ordinary Shares on the relevant date, as reported by the OTCBB or Pink Sheets, or, if not so reported, as reported in a customary financial reporting service, as the Committee determines, or (iii) if the Ordinary Shares is not publicly traded or, if publicly traded, is not subject to reported closing transaction prices as set forth above, the Fair Market Value per share shall be as determined by the Board.

From August to December 2017, the Company issued aggregate of 27,394 shares to its Chief Financial Officer as stock compensation expense. The fair value of 27,394 shares was RMB294,000.

For the years ended December 31, 2017, 2016 and 2015, employee remuneration expense (all of which related to equity-settled share-based payment transactions) of RMB294,000, RMB nil and RMB nil, respectively, has been included in profit or loss and credited to the share-based payment reserve.